SUPPLEMENT DATED JUNE 1, 2011 TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD ADVISERS FUND

THE HARTFORD BALANCED ALLOCATION FUND

THE HARTFORD BALANCED INCOME FUND

THE HARTFORD CAPITAL APPRECIATION FUND

THE HARTFORD CAPITAL APPRECIATION FUND II

THE HARTFORD CHECKS AND BALANCES FUND

THE HARTFORD CONSERVATIVE ALLOCATION FUND

THE HARTFORD CORPORATE OPPORTUNTIES FUND (FORMERLY THE HARTFORD INCOME FUND)

THE HARTFORD DISCIPLINED EQUITY FUND

THE HARTFORD DIVERSIFIED INTERNATIONAL FUND

THE HARTFORD DIVIDEND AND GROWTH FUND

THE HARTFORD EQUITY GROWTH ALLOCATION FUND

THE HARTFORD EQUITY INCOME FUND

ETHE HARTFORD FLOATING RATE FUND

THE HARTFORD FUNDAMENTAL GROWTH FUND

THE HARTFORD GLOBAL ALL-ASSET FUND

THE HARTFORD GLOBAL ENHANCED DIVIDEND FUND

THE HARTFORD GLOBAL GROWTH FUND

THE HARTFORD GLOBAL HEALTH FUND

THE HARTFORD GLOBAL REAL ASSET FUND

THE HARTFORD GLOBAL RESEARCH FUND

THE HARTFORD GROWTH FUND

THE HARTFORD GROWTH OPPORTUNITIES FUND

THE HARTFORD GROWTH ALLOCATION FUND

THE HARTFORD HIGH YIELD FUND

THE HARTFORD INFLATION PLUS FUND

THE HARTFORD INTERNATIONAL GROWTH FUND

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

THE HARTFORD INTERNATIONAL VALUE FUND

THE HARTFORD MIDCAP FUND

THE HARTFORD MIDCAP VALUE FUND

THE HARTFORD MONEY MARKET FUND

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (FORMERLY THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND)

THE HARTFORD MUNICIPAL REAL RETURN FUND (FORMERLY THE HARTFORD TAX-FREE NATIONAL FUND)

THE HARTFORD SHORT DURATION FUND

THE HARTFORD SMALL COMPANY FUND

THE HARTFORD SMALLCAP GROWTH FUND

THE HARTFORD SMALL/MID CAP EQUITY FUND

THE HARTFORD STRATEGIC INCOME FUND

THE HARTFORD TARGET RETIREMENT 2010 FUND

THE HARTFORD TARGET RETIREMENT 2020 FUND

THE HARTFORD TARGET RETIREMENT 2030 FUND

THE HARTFORD TOTAL RETURN BOND FUND

THE HARTFORD VALUE FUND

THE HARTFORD VALUE OPPORTUNITIES FUNDS

EACH DATED MARCH 1, 2011, AS LAST AMENDED MAY 6, 2011

AND

THE HARTFORD TARGET RETIREMENT 2015 FUND

THE HARTFORD TARGET RETIREMENT 2025 FUND

THE HARTFORD TARGET RETIREMENT 2035 FUND

THE HARTFORD TARGET RETIREMENT 2040 FUND

THE HARTFORD TARGET RETIREMENT 2045 FUND

THE HARTFORD TARGET RETIREMENT 2050 FUND

EACH DATED MARCH 1, 2011

AND

THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND

THE HARTFORD EMERGING MARKETS RESEARCH FUND

THE HARTFORD WORLD BOND FUND

EACH DATED MAY 31, 2011

Effective June 1, 2011, paragraphs five and six under the heading “Frequent Purchases and Redemptions of Fund Shares” in the above referenced Prospectuses are deleted and replaced with the following:

A substantive round trip is a purchase of or an exchange into a Hartford Mutual Fund and a redemption of or an exchange out of the same Hartford Mutual Fund in a dollar amount that the Fund’s transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the Fund.  When an additional transaction request for the Fund is received within the 90-day period, the requested transaction shall be rejected (unless such exchange or purchase already occurred) and the person requesting such transaction shall be deemed an “Excessive Trader.”  All exchange and purchase privileges of an Excessive Trader shall be suspended within such Fund for the first violation of the policy for a period of 90 days.  For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely.  If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the Fund’s transfer agent may terminate the registered representative’s exchange and purchase privileges in the Hartford Mutual Funds.  Automatic programs offered by the Funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.  In addition, the Money Market Fund is excluded from the policy.

The Hartford Mutual Funds’ policies for deterring frequent purchases and redemptions of Fund shares by a Fund shareholder are intended to be applied uniformly to all Fund shareholders to the extent practicable.  Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Funds.  Because the Funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the Funds are limited in their ability to identify or deter Excessive Traders or other abusive traders.  The Hartford Mutual Funds’ procedures with respect to omnibus accounts are as follows:  (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy.  (2)  Where HASCO is not provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring.  In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.  The Funds’ ability to identify and deter frequent purchases and redemptions of a Fund’s shares through omnibus accounts is limited, and the Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of Fund shares in this context depends significantly upon the cooperation of the financial intermediaries.  In addition to the foregoing, HASCO also employs a process for reviewing certain large transactions in the Funds and may restrict trading as a result of its review.

This Supplement should be retained with your Prospectus for future reference.

HV-7096	June 2011